6. INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
	Original Fair Market Value	Accumulated Amortization	Net

Balance - March 31, 2015:
Vendor relationships	$1,170,000	$507,000	$663,000
Trade name	230,000	99,667	130,333
Noncompete agreement	2,710,000	1,173,833	1,536,167
	$4,110,000	$1,780,500	$2,329,500

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000

	Original Fair Market Value	Accumulated Amortization	Net

Balance - December 31, 2013:
Vendor relationships	$1,170,000	$214,500	$955,500
Trade name	230,000	42,167	187,833
Noncompete agreement	2,710,000	496,833	2,213,167
	$4,110,000	$753,500	$3,356,500

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000